Accounts and Other Receivables (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Accounts and Financing Receivable, after Allowance for Credit Loss [Abstract]
Schedule of accounts and other receivables
	November 30	August 31
	2020	2020
	$	$
Trade and deposits receivable	3,792	82,492
Intellectual Property Fees	325,304	38,250
Sales tax receivable	98,234	88,183
	427,330	208,925

	August 31	August 31
	2020	2019
	$	$
Trade and deposits receivable	82,492	5,727
Territory license fee receivable	143,500	106,000
Sales tax receivable	87,933	161,418
	313,925	273,145